                             PACIFIC CAPITAL FUNDS

                             GROWTH AND INCOME FUND
                               GROWTH STOCK FUND


                     SUPPLEMENT DATED MARCH 12,1998 TO THE
            CLASS A AND B SHARES PROSPECTUS DATED NOVEMBER 29, 1997


The following changes should be made to the section "How to Purchase Class A and Class B Shares" in the Prospectus.

PURCHASE OF SHARES

1) The second and third sentences of the second paragraph on page 19 should read:

          Payment for Class A and Class B shares ordered by telephone may be made by check or by electronic transfer and must be received by the Trust's Custodian within three days of the telephone order. If payment is not received within three days or a check timely received does not clear, the purchase may be canceled and the investor could be liable for any losses or fees incurred.

2) The following sentence should be added to the seventh paragraph on page 19.

          No third party checks will be accepted.


SALES CHARGES
CLASS A SHARES

1) The second paragraph and accompanying chart on page 20 of the Prospectus should be removed and replaced with the following:

          Class A shares are offered at net asset value without an initial sales charge for purchases of $1 million or more, but such purchases are subject to a Contingent Deferred Sales Charge equal to 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gains distributions) or the total cost of such shares in the event of a share redemption within twelve months following the purchase. The Distributor will provide additional compensation to securities dealers in an amount up to 1.00% of the offering price of Class A shares of the Funds for individual sales of $1 million to $5 million and 0.50% of the offering price of Class A shares of the Funds for individual sales over $5 million.


EXCHANGE PRIVILEGES

1)        The third paragraph on page 24 should be changed to read:

          Except as described below, Class A and Class B shareholders may exchange shares of any Fund on the basis of the relative net asset value of the shares exchanged, without payment of a sales charge, for the same class of any other Fund or the same class of any other series of the Trust. Class A shareholders may also exchange their shares for service class shares of the Cash Assets Trust, the Tax-Free Cash Assets Trust, or the U.S. Treasuries Cash Assets Trust. The exchange privilege may be exercised by the shareholders so long as they maintain the respective minimum account balance in each Fund in which they own shares.

                             PACIFIC CAPITAL FUNDS

                              NEW ASIA GROWTH FUND

                     SUPPLEMENT DATED MARCH 12, 1998 TO THE
            CLASS A AND B SHARES PROSPECTUS DATED NOVEMBER 29, 1997


The following changes should be made to the section "How to Purchase Class A and Class B Shares" in the Prospectus.

PURCHASE OF SHARES

1) The second and third sentences of the fourth paragraph on page 26 should read:

          Payment for Class A and Class B shares ordered by telephone may be made by check or by electronic transfer and must be received by the Trust's Custodian within three days of the telephone order. If payment is not received within three days or a check timely received does not clear, the purchase may be canceled and the investor could be liable for any losses or fees incurred.

2) The following sentence should be added to the first paragraph on page 27.

          No third party checks will be accepted.


SALES CHARGES
CLASS A SHARES

1) The fourth paragraph and accompanying chart on page 27 of the Prospectus should be removed and replaced with the following:

          Class A shares are offered at net asset value without an initial sales charge for purchases of $1 million or more, but such purchases are subject to a Contingent Deferred Sales Charge equal to 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gains distributions) or the total cost of such shares in the event of a share redemption within twelve months following the purchase. The Distributor will provide additional compensation to securities dealers in an amount up to 1.00% of the offering price of Class A shares of the Funds for individual sales of $1 million to $5 million and 0.50% of the offering price of Class A shares of the Funds for individual sales over $5 million.


EXCHANGE PRIVILEGES

1)        The seventh paragraph on page 31 should be changed to read:

          Except as described below, Class A and Class B shareholders may exchange shares of any Fund on the basis of the relative net asset value of the shares exchanged, for the same class of any other series of the Trust. Class A shareholders may also exchange their shares for service class shares of the Cash Assets Trust, the Tax-Free Cash Assets Trust, or the U.S. Treasuries Cash Assets Trust. The exchange privilege may be exercised by the shareholders so long as they maintain the respective minimum account balance in the Fund.

                             PACIFIC CAPITAL FUNDS

                         U.S. Treasury Securities Fund
                Short-Intermediate U.S. Treasury Securities Fund
                         Diversified Fixed Income Fund
                            Tax-Free Securities Fund
                   Tax-Free Short Intermediate Securities Fund

                     Supplement dated March 12, 1998 to the
            Class A and B Shares Prospectus dated November 29, 1997


The following changes should be made to the section "How to Purchase Class A and Class B Shares" in the Prospectus.

PURCHASE OF SHARES

1) The second and third sentences of the second full paragraph on page 24 should read:

          Payment for Class A and Class B shares ordered by telephone may be made by check or by electronic transfer and must be received by the Trust's Custodian within three days of the telephone order. If payment is not received within three days or a check timely received does not clear, the purchase may be canceled and the investor could be liable for any losses or fees incurred.

2) The following sentence should be added to the sixth full paragraph on page 24.

          No third party checks will be accepted.


SALES CHARGES
CLASS A SHARES

1) The last paragraph on page 25 and accompanying chart on page 26 of the Prospectus should be removed and replaced with the following:

          Class A shares are offered at net asset value without an initial sales charge for purchases of $1 million or more, but such purchases are subject to a Contingent Deferred Sales Charge equal to 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gains distributions) or the total cost of such shares in the event of a share redemption within twelve months following the purchase. The Distributor will provide additional compensation to securities dealers in an amount up to 1.00% of the offering price of Class A shares of the Funds for individual sales of $1 million to $5 million and 0.50% of the offering price of Class A shares of the Funds for individual sales over $5 million.

EXCHANGE PRIVILEGES

1)        The sixth full paragraph on page 29 should be changed to read:

          Except as described below, Class A and Class B shareholders may exchange shares of any Fund on the basis of the relative net asset value of the shares exchanged, without payment of a sales charge, for the same class of any other Fund or the same class of any other series of the Trust. Class A shareholders may also exchange their shares for service class shares of the Cash Assets Trust, the Tax-Free Cash Assets Trust or the U.S. Treasuries Cash Assets Trust. The exchange privilege may be exercised by the shareholders so long as they maintain the respective minimum account balance in each Fund in which they own shares.

                             PACIFIC CAPITAL FUNDS

                     Supplement dated March 12, 1998 to the
                Class Y Shares Prospectus dated November 29, 1997


The following change should be made to the section "How to Purchase Class A and Class B Shares" in the Prospectus.

PURCHASE OF SHARES

     The following sentence should be added to the sixth full paragraph on page 35 of the Prospectus.

          No third party checks will be accepted.